Flight equipment held for sale (Details) $ in Thousands	3 Months Ended
	Jun. 30, 2020 USD ($) aircraft	Mar. 31, 2020 aircraft	Dec. 31, 2019 USD ($) aircraft
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of aircraft held for sale			14
Net book value of flight equipment held for sale | $	$ 145,805		$ 336,592
Number of aircraft sold	5	8
Number of aircraft reclassified to flight equipment held for operating leases	1
Flight Equipment Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of aircraft held for sale	8
Net book value of flight equipment held for sale | $	$ 145,800		$ 336,600
Maintenance and security deposit received from the lessee to be assumed by the buyers of the aircraft | $	$ 15,000